Commitments and Contingencies - Future Minimum Lease Payments Under Finance Lease Together With Present Value of Net Minimum Lease Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 7	¥ 48	¥ 79
Present value of payments	7	48	79
One year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	2	14	33
Present value of payments	2	14	33
After one year but not more than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	5	34	46
Present value of payments	$ 5	¥ 34	¥ 46